Risks and Uncertainties - Additional Information (Detail)	Dec. 31, 2025	Dec. 31, 2024
EBP 001 [Member] | Other Security Investments [Member]
EBP, Risk and Uncertainty [Line Items]
EBP, Risk and uncertainty, concentration of investment at fair value to total investments, percentage	18.00%	18.00%